Commitments And Contingencies	10 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Shares and any Class A Common Stock issuable upon conversion of any Working Capital Loans have registration rights pursuant to a registration and stockholder rights agreement signed in connection with our Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In addition, it is anticipated that each signatory to the
Investor
Rights Agreement (see Note 1), other than the Company, will be granted certain registration rights with respect to their respective shares of Class A Common Stock when that agreement is signed (which is expected to occur at Closing).
Underwriting Agreement
The Company granted the underwriter of its Initial Public Offering a

45
-day
option to purchase up to 3,000,000 additional shares of Class A Common Stock to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriter exercised the over-allotment option in full on May 28, 2021.
The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $8,050,000 in the aggregate was payable to the underwriter for deferred underwriting commissions. On December 17, 2021, the underwriter agreed to waive its right to $
1,000,000
 of the fee payable by the Company for deferred underwriting commissions. The waived fee was recorded to accumulated deficit. The revised deferred underwriting fee of $
7,050,000
 will become payable to the underwriter from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Financial Advisor Agreement
On December 16, 2021, the Company entered into an agreement (the “Financial Advisor Agreement”) with Morgan Stanley & Co. LLC (“Morgan Stanley”) for financial advisory services in connection with the Senti Business Combination, which services Morgan Stanley had been engaged to provide, and which services Morgan Stanley had provided, since August 4, 2021. The Financial Advisor Agreement shall terminate automatically on

December 16, 2022 unless terminated earlier, with or without cause, by either the Company or Morgan Stanley. The Company will pay Morgan Stanley a fee of $1,000,000 upon the consummation of our proposed initial business combination with Senti.
Placement Agent Agreement
On September 21, 2021, the Company entered into an agreement (the “Placement Agent Agreement”) with Morgan Stanley, J.P. Morgan Securities LLC and BofA Securities, Inc. (together, the “co-placement agents”) for services in connection with the placement of shares of our Class A Common Stock to certain private investors which is anticipated to occur concurrently with the completion the Senti Business Combination (i.e. the Subscriptions – see Note 1). The Placement Agent Agreement shall terminate automatically on
August 28, 2022
 unless terminated earlier, with or without cause, by either the Company or any co-placement agent (as to itself only). The Company will pay to the co-placement agents a total fee equal to
4.0
% of the aggregate price at which the shares of our Class A Common Stock are sold to the private investors in the Subscriptions, which fee shall be payable upon the consummation of the placement of the shares. Each of the co-placement agents will receive
33.3
% of the fee.
Business Combination Agreement
As set forth in “Part I, Item 1. Business” of this Report, we have entered into the Business Combination Agreement with Merger Sub and Senti pursuant to which, among other things, Merger Sub will merge with and into Senti, with Senti surviving as a wholly-owned subsidiary of the Company. We have also entered into various ancillary transaction documents to give effect to the Merger, which are described throughout this Report.